Other Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Other Assets [Abstract]
Schedule of other assets

The following table summarizes the Company’s other assets (in thousands):

	March 31,	December 31,
	2026	2025
Entrance fee receivables (see Note 9)	$73,899	$73,376
Prepaid and other assets (1)	50,650	48,690
Insurance receivables (see Note 3)	5,507	12,491
Other assets	$130,056	$134,557
(1)	Includes costs of acquiring contracts, net of capitalized commissions, of $26 million and $24 million as of March 31, 2026 and December 31, 2025, respectively, which are amortized over the estimated stay of the resident.

The following table summarizes the Company’s other assets (in thousands):

	December 31,
	2025	2024
Entrance fee receivables (see Note 9)	$73,376	$61,273
Prepaid and other assets	48,690	41,421
Insurance receivables (see Note 3)	12,491	19,835
Other assets	$134,557	$122,529